Reserves - Actuarial assumption (Details) - Defined benefit obligation	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	1.38%	1.18%	1.37%
Inflation rate (as a percent)	1.50%	1.50%	1.50%
Salary growth rate (as a percent)	1.50%	1.50%	1.50%
Labor turnover rate (as a percent)	2.65%	2.65%	2.65%
Probability of request of advances of TFR (as a percent)	1.50%	1.50%	1.50%
Percentage required in case of advance (as a percent)	70.00%	70.00%	70.00%